GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL

A. Description of business

Microbot Medical Inc. (the “Company”) is a pre-clinical medical device company specializing in the research, design, and development of next generation robotic endoluminal surgery devices targeting the minimally invasive surgery space. The Company is primarily focused on leveraging its micro-robotic technologies with the goal of redefining surgical robotics while improving surgical outcomes for patients.

The Company incorporated on August 2, 1988 in the State of Delaware under the name Cellular Transplants, Inc. The original Certificate of Incorporation was restated on February 14, 1992 to change the name of the Company to Cyto Therapeutics, Inc. On May 24, 2000, the Certificate of Incorporation as restated was further amended to change the name of the Company to StemCells, Inc.

On November 28, 2016, the Company consummated a transaction pursuant to an Agreement and Plan of Merger, dated August 15, 2016, with Microbot Medical Ltd., a private medical device company organized under the laws of the State of Israel (“Microbot Israel”). On the same day and in connection with the Merger, the Company changed its name from StemCells, Inc. to Microbot Medical Inc. On November 29, 2016, the Company’s common stock began trading on the Nasdaq Capital Market under the symbol “MBOT”.

The Company and its subsidiary are sometimes collectively referred to as the “Company” as the context may require.

B. Risk Factors

Going Concern

To date, the Company has not generated revenues from its operations. As of September 30, 2024, the Company had cash equivalents and a marketable securities balance of approximately $4,338, excluding restricted cash. Due to continuing research and development activities, the Company expects to continue to incur additional losses for the foreseeable future, as well as to seek to raise additional funds through future issuances of either debt and/or equity securities and possibly additional grants from government institutions. The Company will require additional capital and its ability to raise additional capital in the equity and debt markets is dependent on a number of factors, including, but not limited to, the market demand for the Company’s stock, which itself is subject to a number of development and business risks and uncertainties, as well as the uncertainty that the Company would be able to raise such additional capital at a price or on terms that are favorable to the Company.

Accordingly, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

War in Israel

On October 7, 2023, the State of Israel, where the Company’s operations are primarily based, suffered a surprise attack by hostile forces from Gaza, which led to ongoing military operations and armed conflicts in the Gaza Strip. It continues to evolve and has since spread to northern Israel and threatens to spread to other Middle Eastern countries including Lebanon and Iran. These military operations and related activities are on-going as of the issuance date of these financial statements.

The Company has considered various ongoing risks relating to the military operation and related matters, including:

● That some of the Company’s Israeli subcontractors, vendors, suppliers and other companies in which the Company relies, are currently only partially active, as instructed by the relevant authorities;

● A slowdown in the number of international flights in and out of Israel; and

● Reduced workforce due to military service of some employees

The Company is closely monitoring how the military operation and related activities could adversely affect its anticipated milestones and its Israel-based activities to support future clinical and regulatory milestones, including the Company’s ability to import materials that are required to construct the Company’s devices and to ship them outside of Israel. As of the filing date of the Quarterly Report on Form 10-Q of which these financial statements are a part, the Company has determined that there have not been any materially adverse effects on its business or operations, but it continues to monitor the situation, as any future escalation or change could result in a material adverse effect on the ability of the Company’s Israeli office to support the Company’s clinical and regulatory activities. The Company does not have any specific contingency plans in the event of any such escalation or change.

C. Unaudited Interim Condensed Financial Statements

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim condensed financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission (“SEC”) regulations. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). These interim condensed consolidated financial statements should be read in conjunction with the latest audited financial statements.

Operating results for the nine-month period ended September 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

NOTE 1 – GENERAL

A. Description of business:

Microbot Medical Inc. (the “Company”) is a preclinical medical device company specializing in the research, design and development of next generation robotic endoluminal surgery devices targeting the minimally invasive surgery space. The Company is primarily focused on leveraging its micro-robotic technologies with the goal of redefining surgical robotics while improving surgical outcomes for patients.

The Company incorporated on August 2, 1988 in the State of Delaware under the name Cellular Transplants, Inc. The original Certificate of Incorporation was restated on February 14, 1992 to change the name of the Company to Cyto Therapeutics, Inc. On May 24, 2000, the Certificate of Incorporation as restated was further amended to change the name of the Company to StemCells, Inc.

On November 28, 2016, the Company consummated a transaction pursuant to an Agreement and Plan of Merger, dated August 15, 2016, with Microbot Medical Ltd., a private medical device company organized under the laws of the State of Israel (“Microbot Israel”). On the same day and in connection with the Merger, the Company changed its name from StemCells, Inc. to Microbot Medical Inc. On November 29, 2016, the Company’s common stock began trading on the Nasdaq Capital Market under the symbol “MBOT”.

The Company and its subsidiary are sometimes collectively referred to as the “Company” as the context may require.

B. Risk Factors:

Going Concern

To date, the Company has not generated revenues from its operations. As of December 31, 2023, the Company had cash equivalents and marketable securities balance of approximately $6,385, excluding restricted cash. Due to continuing research and development activities, the Company expects to continue to incur additional losses for the foreseeable future. The Company implemented a cost reduction program in May 2023, and consummated capital raises in May and June 2023 and in January 2024. The Company will seek to raise additional funds through future issuances of either debt and/or equity securities and possibly additional grants from the Israeli Innovation Authority and other government institutions. The Company’s ability to raise additional capital in the equity and debt markets is dependent on a number of factors, including, but not limited to, the market demand for the Company’s stock, which itself is subject to a number of development and business risks and uncertainties, as well as the uncertainty that the Company would be able to raise such additional capital at a price or on terms that are favorable to the Company.

Accordingly, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

B. Risk Factors:

War in Israel

On October 7, 2023, the State of Israel, where the Company’s operations are primarily based, suffered a surprise attack by hostile forces from Gaza, which led to the declaration by Israel of the “Iron Swords” military operation. This military operation and related activities are on-going as of the issuance date of these financial statements.

The Company has considered various ongoing risks relating to the military operation and related matters, including:

●	That some of the Company’s Israeli subcontractors, vendors, suppliers and other companies in which the Company relies, are currently only partially active, as instructed by the relevant authorities; and

●	A slowdown in the number of international flights in and out of Israel.

The Company is closely monitoring how the military operation and related activities could adversely affect its anticipated milestones and its Israel-based activities to support future clinical and regulatory milestones, including the Company’s ability to import materials that are required to construct the Company’s devices and to ship them outside of Israel. As of the issuance date of these financial statements, the Company has determined that there have not been any materially adverse effects on its business or operations, but it continues to monitor the situation, as any future escalation or change could result in a material adverse effect on the ability of the Company’s Israeli office to support the Company’s clinical and regulatory activities. The Company does not have any specific contingency plans in the event of any such escalation or change.